Shareholder Report, Line Graph (Details) B274138_Direxion Daily AAPL Bull 2X Shares_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Aug. 09, 2022	Oct. 31, 2025
Direxion Daily AAPL Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name					Direxion Daily AAPL Bull 2X Shares NAV
Accumulated Value	$ 14,850	$ 9,535	$ 8,752	$ 10,000	$ 17,487
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
Accumulated Value	14,273	10,341	9,389	10,000	$ 17,335
Apple Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Apple Inc.
Accumulated Value	$ 13,725	$ 10,375	$ 9,316	$ 10,000	$ 16,426